Investments in Associates and Joint Ventures - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	€ 1,775		€ 1,790
Share of result from associates and joint ventures	€ 34	€ 19
Terminal growth rate	3.00%
Discount rate (cost of equity)	9.00%
Estimate of future earnings value in use calculations	5 years
Change in the terminal growth rate (BPS)	(1.22%)
Change in the discount rate (BPS)	0.46%
Reduction in terminal value rate in percentage	7.10%
TMB Public Company Limited. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest	23.00%		23.00%
Balance sheet value	€ 1,492		€ 1,509
Share of result from associates and joint ventures	39	€ 77
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value	1,775		1,790	€ 1,203
Share of result from associates and joint ventures	33		82
Disposals and held for sales	€ 1		€ 10